Fees Summary	May 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,998,043,500.00
Previously Paid Amount	0.00
Total Fee Amount	275,929.81
Total Offset Amount	0.00
Net Fee	$ 275,929.81
Narrative - Max Aggregate Offering Amount | shares	1,998,043,500
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true